Note 7 - Financial results - Financial Income (Cost) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 7 - Financial results
Interest income		$ 201,852	$ 86,112	$ 38,048
Net result on changes in FV of financial assets at FVPL		11,622	(6,092)
Finance income		213,474	80,020	38,048
Finance cost		(106,862)	(45,940)	(23,677)
Net foreign exchange transactions results		218,383	15,654	17,287
Net Foreign exchange derivatives contracts results		(8,974)	(25,666)	(7,966)
Other		(95,044)	(30,108)	(1,026)
Other financial results, net	$ (40,120)	114,365	(40,120)	8,295
Net financial results		$ 220,977	$ (6,040)	$ 22,666